Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	22-0784760
EBP, Plan Number	002
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true	[1]
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 244	[2]
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	$ 5,643	[1]

[1]	Pertains to Plan Year 2024
[2]	Contributions have been remitted into the Plan in 2023 and 2024. Plan Administrator is in process of calculating lost earnings